Statements of Consolidated Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (723)	$ 840	$ 253
Fuel derivative financial instruments:
Reclassification into earnings	141	(503)	68
Change in fair value	(51)	163	168
Employee benefit plans:
Net change related to employee benefit plans	(730)	(464)	95
Investments and other	11		21
Comprehensive income (loss) adjustments, before tax	(629)	(804)	352
Total comprehensive income (loss), net	(1,352)	36	605
United Airlines, Inc.
Net income (loss)	(661)	850	302
Fuel derivative financial instruments:
Reclassification into earnings	141	(503)	68
Change in fair value	(51)	163	168
Employee benefit plans:
Net change related to employee benefit plans	(730)	(464)	95
Investments and other	12	(2)	21
Tax expense on other comprehensive loss			(6)
Comprehensive income (loss) adjustments, net	(628)	(806)	346
Total comprehensive income (loss), net	$ (1,289)	$ 44	$ 648